TDAM California Municipal Money Market Portfolio (First Prospectus Summary) | TDAM California Municipal Money Market Portfolio
TDAM California Municipal Money Market Portfolio
Investment Objective
The TDAM California Municipal Money Market Portfolio (the "California Portfolio") seeks maximum current income that is exempt from regular federal and California State income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the California Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM California Municipal Money Market Portfolio Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM California Municipal Money Market Portfolio Investor Class
Management Fees	0.10%
Distribution (12b-1) Fees	0.45%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.18%
Total Other Expenses	0.43%
Total Annual Operating Expenses	0.98%

Example
This Example is intended to help you compare the cost of investing in the California
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the California Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM California Municipal Money Market Portfolio Investor Class	100	312	542	1,201

Investment Strategies
The California Portfolio is a money market fund. The California Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The California Portfolio will normally invest at least 80% of its total assets in municipal securities, including those issued by the state of California or the state's political subdivisions, authorities or instrumentalities, or by corporations established for public purposes. These securities also may be issued by other qualified issuers, including the various territories and possessions of the United States, such as Puerto Rico. In the opinion of the issuer's bond counsel, the income from these securities is exempt from the state of California's personal income tax and federal income tax. However, this income may be subject to the AMT. When suitable California state tax-exempt securities are unavailable, the California Portfolio may invest up to 20% of its assets in securities issued by other states and their political subdivisions whose income is exempt from federal income tax but is subject to state personal income tax.
Principal Risks
Interest Rate Risk  - The income from the California Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the California
Portfolio to reinvest assets in lower yielding securities.

California Municipal Securities Risk  - The yields of California municipal securities depend on, among other things, conditions in the state's municipal securities markets and debt securities markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue.
Because the California Portfolio will invest a large portion of its assets in
California municipal securities, it is more vulnerable to events adversely affecting the state of California, including economic, political and regulatory occurrences or terrorism. While California's economy is relatively diverse and thereby less vulnerable to events affecting a particular industry, it continues to be affected by serious fiscal conditions and voter-passed initiatives limit the State's ability to raise revenues, particularly with respect to real property taxes. California's economy may also be affected by natural disasters, such as earthquakes or fires.

Non-Diversification Risk - The California Portfolio's "non-diversified" status allows it to invest more than 5% of its assets in a single issuer. As a result, the California Portfolio is riskier than other types of money market funds that require greater diversification among issuers.

Tax Risk  - The California Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax.
Neither the Investment Manager nor the California Portfolio guarantee that this opinion is correct and there is no assurance that the Internal Revenue Service
(the "IRS") will agree with bond counsel's opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to
California Portfolio shareholders could be recharacterized as taxable.

Banking Industry Risk - The California Portfolio may invest a significant portion of its assets in obligations that are backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the California Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the California
Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the California
Portfolio.

An investment in the California Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. Although the California Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Performance
The following bar chart and table illustrate the risks of investing in the
Investor Class of the California Portfolio. The bar chart shows changes in the
Investor Class' performance from year to year. The table shows average annual total returns of the Investor Class of the California Portfolio. Of course, past performance is not necessarily an indication of how the California Portfolio will perform in the future. For updated performance information, please call
(800) 669-3900 or visit www.tdamusa.com.
The bar chart shows changes in the Investor Class' performance from year to year.
YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.69% (for the quarter ended 6/30/07) and 0.00% (for the quarter ended 12/31/11), respectively.
The table shows average annual total returns of the Investor Class of the California Portfolio.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/11	[1]
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
TDAM California Municipal Money Market Portfolio Investor Class	0.02%	0.75%	0.98%

[1]	As of 12/31/11, the 7-day yield for the California Portfolio - Investor Class was 0.01%. As of 12/31/11, the tax-equivalent 7-day yield for the California Portfolio - Investor Class was 0.01%.